PROFIT (LOSS) PER SHARE - Earnings (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
BASIC EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations available to shareholders	$ (392,897)	$ (298,233)	$ (138,272)
Earnings (loss) from continuing operations available to shareholders, net of tax	$ (392,429)	$ (309,659)	$ (138,272)
Basic weighted average shares outstanding (in shares)	34,125,199	9,856,639	9,732,966
Basic earnings (loss) per share from continuing operations available to shareholders (in CAD per share)	$ (11.51)	$ (30.26)	$ (14.21)
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ (11.50)	$ (31.42)	$ (27.39)
DILUTED EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations available to shareholders	$ (392,897)	$ (298,233)	$ (138,272)
Adjusted earnings (loss) from continuing operations available to shareholders	$ (392,429)	$ (298,233)	$ (138,272)
Basic weighted average shares outstanding (in shares)	34,125,199	9,856,639	9,732,966
Restricted share and performance bonus grants (in shares)	33,430,000	80,761,000	73,030,000
Deferred share grants (in shares)	6,437	8,841	4,331
Dilutive effect, options	305,357
Shares outstanding on a diluted basis (in shares)	34,562,601	9,946,241	9,810,327
Diluted earnings (loss) from continuing operations per shareavailable to shareholders (in CAD per share)	$ (11.51)	$ (30.26)	$ (14.21)
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (11.50)	$ (31.42)	$ (27.39)
Restricted share units
DILUTED EARNINGS (LOSS) PER SHARE
Dilutive effect, convertible instruments	4,252
Deferred Share Units
DILUTED EARNINGS (LOSS) PER SHARE
Dilutive effect, convertible instruments	87,926